NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2015	Sep. 19, 2014	Jul. 21, 2014	Mar. 13, 2015	Jan. 31, 2015	Jan. 30, 2015	Sep. 30, 2014
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Advertising Expense	933,627	644,383	806,221
Research and Development Expense	242,232	74,861	176,964
Revenues	621,106	2,062,083	1,176,829
Preferred Stock, Shares Outstanding (in Shares)	3,000,000	3,000,000
Warrants to purchase common stock outstanding	206,480
Debt Instrument, Convertible, Conversion Price	$ 11.75
Net loss	(16,541,334)	(3,791,440)	(1,758,237)
Net cash used in operating activities	(6,319,400)	(3,743,397)	(1,444,871)
Working capital	(10,000,000)
Dispensing Machines [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Revenues	50,000
Convertible Debt [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount	3,750,000				2,500,000	3,500,000
Convertible Debt [Member] | Subsequent Event [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount				1,500,000					1,800,000
Debt Instrument, Convertible, Conversion Price							$ 1.83	$ 5.00
Convertible Debt [Member] | Subsequent Event [Member] | Expected to be raised over the next 18 months [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Expected amount of new equity capital to be raised				5,000,000
Convertible Debt [Member] | Subsequent Event [Member] | Committed to fund as annual SEC filings are completed and the Form S-1 filed with the SEC [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount				3,300,000
Series A Preferred Stock [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares)	3,000,000	3,000,000	6,000,000							3,000,000
Preferred Stock, No Par Value (in Dollars per share)	$ 0.001	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	15,000,000	15,000,000	30,000,000
Sales Revenue, Net [Member] | Customer C [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration risk, percentage	65.10%
Gross revenue generated	$ 696,407